Variable Interest Entities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Consolidated VIEs	Consolidated assets
At March 31, 2018:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥7,390,029	¥52,703	¥44,902	¥2,273	¥1,777,017	¥5,502,892	¥10,242
Investment funds	598,662	—	10,300	461,036	19,895	—	107,431
Special purpose entities created for structured financing	198,484	—	2,332	—	—	149,194	46,958
Repackaged instruments	152,781	520	—	17,376	92,210	42,632	43
Securitization of the MUFG Group’s assets	10,852,539	—	—	—	—	10,827,488	25,051
Trust arrangements	7,177,407	—	10,541	702	152,277	7,011,255	2,632
Others	44,247	361	14,236	—	42	12,963	16,645

Total consolidated assets before elimination	26,414,149	53,584	82,311	481,387	2,041,441	23,546,424	209,002
The amounts eliminated in consolidation	(7,223,156)	(53,454)	(59,150)	(3,804)	(88,758)	(6,996,317)	(21,673)

Total consolidated assets	¥19,190,993	¥130	¥23,161	¥477,583	¥1,952,683	¥16,550,107	¥187,329

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥7,409,190	¥—	¥5,176,663	¥1,708,354	¥524,173
Investment funds	11,735	—	—	—	11,735
Special purpose entities created for structured financing	115,353	—	587	112,054	2,712
Repackaged instruments	148,928	—	12,676	132,012	4,240
Securitization of the MUFG Group’s assets	10,816,672	—	5,000	10,806,145	5,527
Trust arrangements	7,171,852	7,103,738	655	—	67,459
Others	43,030	—	24,747	1,603	16,680

Total consolidated liabilities before elimination	25,716,760	7,103,738	5,220,328	12,760,168	632,526
The amounts eliminated in consolidation	(15,347,991)	—	(3,028,987)	(12,248,680)	(70,324)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,745,330)	(7,103,738)	(2,162,890)	(540)	(478,162)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥623,439	¥—	¥28,451	¥510,948	¥84,040

Consolidated VIEs	Consolidated assets
At March 31, 2019:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥6,698,146	¥92,310	¥26,101	¥3,005	¥1,424,444	¥5,124,462	¥27,824
Investment funds	680,922	—	14,113	477,239	18,118	—	171,452
Special purpose entities created for structured financing	203,458	—	2,214	—	—	127,243	74,001
Repackaged instruments	279,327	506	—	53,346	137,509	86,753	1,213
Securitization of the MUFG Group’s assets	10,208,496	—	—	—	—	10,183,624	24,872
Trust arrangements	7,888,210	—	8,953	202	311,412	7,565,862	1,781
Others	34,303	362	1,635	—	42	9,699	22,565

Total consolidated assets before elimination	25,992,862	93,178	53,016	533,792	1,891,525	23,097,643	323,708
The amounts eliminated in consolidation	(7,772,776)	(93,171)	(29,361)	(5,102)	(63,331)	(7,552,315)	(29,496)

Total consolidated assets	¥18,220,086	¥7	¥23,655	¥528,690	¥1,828,194	¥15,545,328	¥294,212

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥6,691,362	¥—	¥4,678,588	¥1,552,572	¥460,202
Investment funds	6,852	—	—	5,158	1,694
Special purpose entities created for structured financing	114,469	—	609	111,523	2,337
Repackaged instruments	277,179	—	48,014	174,215	54,950
Securitization of the MUFG Group’s assets	10,167,632	—	—	10,162,231	5,401
Trust arrangements	7,881,332	7,616,575	—	—	264,757
Others	32,584	—	8,611	1,474	22,499

Total consolidated liabilities before elimination	25,171,410	7,616,575	4,735,822	12,007,173	811,840
The amounts eliminated in consolidation	(14,676,389)	(50,396)	(2,996,041)	(11,517,019)	(112,933)
The amount of liabilities with recourse to the general credit of the MUFG Group	(9,922,307)	(7,566,179)	(1,719,246)	(121)	(636,761)

Liabilities of consolidated VIEs for which creditors or beneficial interest holders do not have recourse to the general credit of the MUFG Group	¥572,714	¥—	¥20,535	¥490,033	¥62,146

Non-consolidated VIEs [Member]
Assets and Liabilities of Variable Interest Entities [Table Text Block]

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2018:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,011,749	¥5,721,627	¥4,645,697	¥620	¥1,541,591	¥3,103,486	¥—	¥—	¥—
Investment funds	45,090,381	1,776,366	1,525,127	213,722	891,062	413,855	6,488	17,919	17,919
Special purpose entities created for structured financing	35,437,349	4,016,999	3,193,621	309,560	116,961	2,697,126	69,974	7,217	7,217
Repackaged instruments	10,212,933	2,576,619	2,487,377	759,591	1,421,716	236,852	69,218	—	—
Others	49,582,444	3,760,375	2,740,529	94,882	61,192	2,482,141	102,314	24,830	24,830

Total	¥169,334,856	¥17,851,986	¥14,592,351	¥1,378,375	¥4,032,522	¥8,933,460	¥247,994	¥49,966	¥49,966

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2019:	Total assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥29,621,609	¥6,221,274	¥4,982,357	¥659	¥1,704,553	¥3,277,145	¥—	¥—	¥—
Investment funds	67,750,419	1,952,676	1,753,823	187,166	1,253,705	304,310	8,642	206	206
Special purpose entities created for structured financing	42,676,571	3,972,450	3,015,593	252,597	48,895	2,709,008	5,093	9,827	9,827
Repackaged instruments	12,885,367	3,477,545	3,383,161	690,305	2,169,798	478,252	44,806	6,087	6,087
Others	60,074,743	3,482,153	2,454,807	123,595	65,451	2,145,665	120,096	57,567	57,567

Total	¥213,008,709	¥19,106,098	¥15,589,741	¥1,254,322	¥5,242,402	¥8,914,380	¥178,637	¥73,687	¥73,687